Share capital (Details)	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 $ / shares
Share capital
Issued capital | €	€ 134		€ 137
Treasury shares	27,701,628		27,701,628
Number of shares issued	117,319,824		117,319,824
Number of shares outstanding	117,319,824		117,319,824
LGHL Shares
Share capital
Par value per share | $ / shares		$ 0.000001
Ordinary shares
Share capital
Number of shares issued and fully paid	117,319,824		117,319,824
Par value per share | $ / shares		$ 0.000001		$ 0.000001